Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 56,921,000,000
2014	11,119,000,000
2015	9,078,000,000
2016	6,418,000,000
2017	2,612,000,000
Thereafter	3,959,000,000
Total	90,107,000,000	99,600,000,000
Deposits (Textuals) [Abstract]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	90,107,000,000	99,600,000,000
Amount of Foreign deposits with a denomination of $100,000 or more	11,700,000,000	13,600,000,000
Demand deposit overdrafts as loan balances	806,000,000	649,000,000
Domestic [Member]
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	3,460,000,000
After three months through six months	3,840,000,000
After six months through twelve months	5,582,000,000
After twelve months	10,821,000,000
Total	23,703,000,000	25,100,000,000
Deposits (Textuals) [Abstract]
Amount of domestic time deposits with a denomination of $100,000 or more	$ 23,703,000,000	$ 25,100,000,000